Commitments and Contingencies - Petobras (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended
	Mar. 31, 2016	Sep. 30, 2018	Dec. 31, 2017
Loss Contingencies [Line Items]
Accrual related to claims		$ 43.0
Petrobras
Loss Contingencies [Line Items]
Accrual related to claims			$ 10.0
FPSO segment | Petrobras
Loss Contingencies [Line Items]
Percentage of rate reduction claim	2.00%
Accrual related to claims		$ 10.9